PRINCIPAL SUBSIDIARIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	$ 140,207	$ 86,882
Current liabilities	134,357	148,445
Non-controlling interest	(71,973)	(66,025)
Revenue	273,017	315,497
Net income/(loss) and comprehensive income/(loss)	(24,071)	40,959
Cash flows provided by/(used in) operating activities	(7,555)	55,176
Cash flows used in investing activities	(47,951)	(67,810)
Cash flows (used in)/provided by financing activities	$ 124,226	$ 18,657
Golden Star Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%
Wassa
Disclosure of subsidiaries [line items]
Non-controlling interest percentage	10.00%	10.00%
Current assets	$ 129,656	$ 94,760
Current liabilities	150,404	160,725
Current assets (liabilities)	(20,748)	(65,965)
Non-current assets	141,262	138,416
Non-current liabilities	42,588	25,016
Noncurrent Assets (Liabilities)	98,674	113,400
Net assets/(liabilities)	77,926	47,435
Non-controlling interest	15,605	12,562
Revenue	190,016	156,908
Net income/(loss) and comprehensive income/(loss)	30,491	16,924
Cash flows provided by/(used in) operating activities	57,897	27,486
Cash flows used in investing activities	(34,984)	(21,744)
Cash flows (used in)/provided by financing activities	$ (31,112)	$ 7,468
Prestea
Disclosure of subsidiaries [line items]
Non-controlling interest percentage	10.00%	10.00%
Current assets	$ 13,633	$ 25,023
Current liabilities	1,152,156	1,058,732
Current assets (liabilities)	(1,138,523)	(1,033,709)
Non-current assets	134,090	131,245
Non-current liabilities	62,737	76,373
Noncurrent Assets (Liabilities)	71,353	54,872
Net assets/(liabilities)	(1,067,170)	(978,837)
Non-controlling interest	(87,578)	(78,587)
Revenue	93,134	138,295
Net income/(loss) and comprehensive income/(loss)	(88,332)	4,619
Cash flows provided by/(used in) operating activities	(77,115)	3,505
Cash flows used in investing activities	(11,956)	(43,616)
Cash flows (used in)/provided by financing activities	$ 85,581	$ 42,078